Annual Fund Operating Expenses - SA International Index Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.40%
Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.51%
Class 3
Operating Expenses:
Management Fees	0.40%
Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.77%